Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mortgage fee income and realized gain on sales of loans
Residential mortgage loan origination fees	$ 324	$ 480
Commercial loan fees	88	51
Loan servicing income	331	314
Realized gain on sales of residential mortgage loans	1,390	2,146
Realized gain on sale of SBA loan	47	0
Total mortgage fee income and realized gain on sales of loans	2,180	2,991
Bank Owned Life Insurance Income	61	62
Other miscellaneous income	19	20
Noninterest Income	2,717	3,576
Deposit related fees
Non Interest Income [Line Items]
Other income including service fees and fee income	66	75
Insufficient funds fee
Non Interest Income [Line Items]
Other income including service fees and fee income	83	89
Service fees
Non Interest Income [Line Items]
Other income including service fees and fee income	149	164
Securities commission income
Non Interest Income [Line Items]
Other income including service fees and fee income	43	63
Insurance commission income
Non Interest Income [Line Items]
Other income including service fees and fee income	88	111
Insurance and securities commission income
Non Interest Income [Line Items]
Other income including service fees and fee income	131	174
Debit card interchange fee income
Non Interest Income [Line Items]
Other income including service fees and fee income	146	135
ATM fees
Non Interest Income [Line Items]
Other income including service fees and fee income	31	30
Card income
Non Interest Income [Line Items]
Other income including service fees and fee income	$ 177	$ 165